[Transamerica Premier Life Insurance Company Letterhead]

December 12, 2018

Securities and Exchange Commission

Filing Desk

100 F Street N.E.

Washington, D. C. 20549-0506

RE:	WRL Series Annuity Account

WRL Freedom Conqueror Annuity (333-199070)

Certification Pursuant to Rule 497(j) under the Securities Act of 1933

Dear Sir or Madam:

On behalf of the above-captioned registrant, I hereby certify, pursuant to Rule 497(j) of the Securities Act of 1933, that the prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 does not differ from those contained in the most recently filed amendment to the above-captioned registration statement. The text of the registrant’s most recent post-effective amendment was filed electronically via EDGAR.

If you have any questions regarding this certification, please call me at (720) 488 -7884.

Sincerely,

/s/ Brian Stallworth

Brian Stallworth

Assistant Secretary